Short-Term Bank Loans - Schedule of Short-Term Bank Loans (Details) - USD ($) $ in Thousands		Sep. 30, 2025	Sep. 30, 2024
Short-term bank loans:
Total short-term loans		$ 7,149,881	$ 5,856,703
Jiangxi Luling Rural Commercial Bank (“LRC Bank”) [Member]
Short-term bank loans:
Total short-term loans	[1]	2,809,383	2,849,976
Bank of Communications Co., Ltd [Member]
Short-term bank loans:
Total short-term loans	[2]	1,404,692	1,154,241
Zhujiang Rural Bank [Member]
Short-term bank loans:
Total short-term loans	[3]	407,361	427,497
Beijing Bank [Member]
Short-term bank loans:
Total short-term loans	[4]	1,123,753	1,424,989
Huaxia Bank [Member]
Short-term bank loans:
Total short-term loans	[5]	702,346
Postal Savings Bank of China [Member]
Short-term bank loans:
Total short-term loans	[6]	$ 702,346

[1]

On March 4, 2024, a subsidiary of the Company, Universe Trade, signed a loan agreement with LRC Bank to borrow RMB5 million (equivalent to $712,494) as working capital for one year, with the maturity date on March 3, 2025. The fixed interest rate of the loan was 4.75% per annum. Mr. Gang Lai and Jiangxi Universe jointly signed guarantee agreements with LRC Bank to provide credit guarantee for this loan. The loan was fully repaid upon maturity.

On April 26, 2024, a subsidiary of the Company, Jiangxi Universe, signed a loan agreement with LRC Bank to borrow RMB10 million (equivalent to $1,424,989) as working capital for one year, with the maturity date on April 25, 2025. The fixed interest rate of the loan was 4.31% per annum. Mr. Gang Lai and Universe Technology jointly signed guarantee agreements with LRC Bank to provide credit guarantee for this loan. The loan was fully repaid upon maturity.

On May 17, 2024, a subsidiary of the Company, Universe trade, signed a loan agreement with LRC Bank to borrow RMB5 million (equivalent to $712,494) as working capital for one year, with the maturity date on May 16, 2025. The fixed interest rate of the loan was 3.65% per annum. Mr. Gang Lai and Jiangxi Universe jointly signed guarantee agreements with LRC Bank to provide credit guarantee for this loan. The loan was fully repaid upon maturity.

On March 3, 2025, a subsidiary of the Company, Universe Trade, signed a loan agreement with LRC Bank to borrow RMB5 million (equivalent to $702,346) as working capital for one year, with the maturity date on March 2, 2026. The fixed interest rate of the loan was 3.65% per annum. Mr. Gang Lai and Jiangxi Universe jointly signed guarantee agreements with LRC Bank to provide credit guarantee for this loan.

On April 22, 2025, a subsidiary of the Company, Jiangxi Universe, signed a loan agreement with LRC Bank to borrow RMB10 million (equivalent to $1,404,692) as working capital for one year, with the maturity date on April 21, 2026. The fixed interest rate of the loan was 3.60% per annum. Mr. Gang Lai and Universe Technology jointly signed guarantee agreements with LRC Bank to provide credit guarantee for this loan.

On May 16, 2025, a subsidiary of the Company, Universe Trade, signed a loan agreement with LRC Bank to borrow RMB5 million (equivalent to $702,346) as working capital for one year, with the maturity date on May 15, 2026. The fixed interest rate of the loan was 3.65% per annum. Mr. Gang Lai and Jiangxi Universe jointly signed guarantee agreements with LRC Bank to provide credit guarantee for this loan.
[2]

On June 16, 2024, the Company’s subsidiary, Jiangxi Universe, signed a loan agreement with Bank of Communications to borrow RMB8.1 million (equivalent to $1,154,241) as working capital for eleven months, with the maturity date on May 13, 2025. The fixed interest rate of the loan was 3.9% per annum. Mr. Gang Lai, Universe Trade, and an unrelated third party, Jiangxi Province Financing Guarantee Group Co., Ltd., jointly signed guarantee agreements with Bank of Communications to provide credit guarantee for this loan. The loan was fully repaid upon maturity.

On September 29, 2025, the Company’s subsidiary, Jiangxi Universe, signed a loan agreement with Bank of Communications to borrow RMB10 million (equivalent to $1,404,692) as working capital for one year, with the maturity date on September 29, 2026. The fixed interest rate of the loan was 3.0% per annum. Mr. Gang Lai, Universe Trade, and an unrelated third party, Jiangxi Province Financing Guarantee Group Co., Ltd., jointly signed guarantee agreements with Bank of Communications to provide credit guarantee for this loan.

[3]

On April 24, 2024, a subsidiary of the Company, Jiangxi Universe, entered into a loan agreement with Zhujiang Rural Bank to borrow RMB3 million (equivalent to $427,497) as working capital for one year, with the maturity date on April 24, 2025. The fixed interest rate of the loan was 3.65% per annum. The Company pledged certain trademarks owned by the Company as collateral to guarantee this loan. The loan was fully repaid upon maturity.

On April 18, 2025, a subsidiary of the Company, Jiangxi Universe, signed a loan agreement with Zhujiang Rural Bank to borrow RMB2.9 million (equivalent to $407,361) as working capital for one year, with the maturity date on April 18, 2026. The fixed interest rate of the loan was 5.00% per annum. The Company pledged certain trademarks owned by the Company as collateral to guarantee this loan.
[4]

On July 3, 2024, a subsidiary of the Company, Jiangxi Universe, entered into a loan agreement with Beijing Bank to borrow RMB10 million (equivalent to $1,424,989) as working capital for one year, with the maturity date on July 3, 2025. The fixed interest rate of the loan was 4.15% per annum. Mr. Gang Lai provided credit guarantee for this loan. The loan was fully repaid upon maturity.

On September 12, 2025, a subsidiary of the Company, Jiangxi Universe, entered into a loan agreement with Beijing Bank to borrow RMB8 million (equivalent to $1,123,753) as working capital for one year, with the maturity date on September 12, 2026. The fixed interest rate of the loan was 3.70% per annum. Mr. Gang Lai and Universe Trade jointly signed guarantee agreements with Beijing Bank to provide credit guarantee for this loan.

[5]	On June 27, 2025, a subsidiary of the Company, Jiangxi Universe, entered into a loan agreement with Huaxia Bank to borrow RMB5 million (equivalent to $702,346) as working capital for one year, with the maturity date on June 27, 2026. The fixed interest rate of the loan was 3.70% per annum. Mr. Gang Lai provided credit guarantee for this loan.
[6]	On July 17, 2025, a subsidiary of the Company, Jiangxi Universe, entered into a loan agreement with Postal Savings Bank of China to borrow RMB5 million (equivalent to $702,346) as working capital for one year, with the maturity date on July 17, 2026. The fixed interest rate of the loan was 3.11% per annum. Mr. Gang Lai provided credit guarantee for this loan.